CERTAIN TRANSACTIONS (Tables)	0 Months Ended
Dec. 31, 2011
Certain Transactions Tables [Abstract]
Estimated fair values of assets acquired and liabilities assumed
U.S. $
in millions
Current assets	$2,855
Investment and non-current assets	505
Property, plant and equipment	390
Identifiable intangible assets:
Existing product rights and trade name	2,933
Research and development in-process	1,505
Goodwill	2,874
Total assets acquired	11,062

Current liabilities	956
Short term debt	2,082
Long-term liabilities, including deferred taxes	1,266
Contingent consideration	171
Total liabilities assumed	4,475
Non controlling interest	76
Net assets acquired	$6,511

U.S. $
in millions
Current assets	$1,218
Investment and non-current assets	40
Property, plant and equipment	354
Identifiable intangible assets:
Existing product rights	1,658
Trade name	139
Research and development in-process	501
Goodwill	2,795
Total assets acquired	6,705

Current liabilities	908
Long-term liabilities, including deferred taxes	617
Total liabilities assumed	1,525
Net assets acquired	$5,180

Pro forma financial information
	Year ended December 31,
	2011	2010

	(U.S. $ in millions, except earnings per share)
	(Unaudited)
Net revenues	$20,443	$18,792
Net income attributable to Teva	$2,656	$2,881

Earnings per share:
Basic	$2.98	$3.22
Diluted	$2.97	$3.18

	Year ended December 31,
	2010	2009

	(U.S. $ in millions, except earnings per share)
	(Unaudited)
Net revenues	$17,396	$16,193
Net income attributable to Teva	$3,421	$1,962

Earnings per share:
Basic	$3.82	$2.25
Diluted	$3.76	$2.19

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]

Acquired Company	Estimated Payment Years	Aggregate Possible Contingent Consideration (U.S dollars in millions)
Gemin X	2016, 2019, 2020 and 2023	0 - 300
Ception	2014-2015	0 - 500
BDC	2015 and 2020	0 - 80
Alba	2016 and 2020	0 - 95